As filed with the Securities and Exchange Commission on October 1, 2018

Securities Act File No. 333-123257

Investment Company Act File No. 811-10325

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,622	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,626	☒

VANECK VECTORS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor

New York, New York 10017

(Address of Principal Executive Offices)

(212) 293-2000

Registrant’s Telephone Number

Jonathan R. Simon, Esq.

Senior Vice President and General Counsel

Van Eck Associates Corporation

666 Third Avenue, 9th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 12, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 2,610 to its Registration Statement until October 12, 2018. Parts A, B and C of Registrant’s Post-Effective Amendment No. 2,610 under the Securities Act of 1933 and No. 2,614 under the Investment Company Act of 1940, filed on June 28, 2018, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 1st day of October, 2018.

VANECK VECTORS ETF TRUST

By:	/s/ Jonathan R. Simon
Name:	Jonathan R. Simon
Title:	Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	October 1, 2018
David H. Chow

/s/ R. Alastair Short*	Trustee	October 1, 2018
R. Alastair Short

/s/ Peter J. Sidebottom*	Trustee	October 1, 2018
Peter J. Sidebottom

/s/ Richard D. Stamberger*	Trustee	October 1, 2018
Richard D. Stamberger

/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	October 1, 2018
Jan F. van Eck

/s/ John J. Crimmins*	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	October 1, 2018
John J. Crimmins

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
October 1, 2018